Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 45,300	$ 50,662
Less future interest charges	(14,739)	(17,097)
Total discounted lease obligations	30,561	33,565
Less: current portion of lease obligations	(10,663)	(12,829)
Non-current portion of lease obligations	19,898	20,736
Within one year [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	11,690	13,505
Between one and five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	16,676	17,902
Beyond five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 16,934	$ 19,255